UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)		Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid in Capital	Statutory Reserves	Retained Earnings (Accumulated Deficits)	Accumulated Other Comprehensive Income (loss)	Total Shareholders' Equity	Non-controlling Interest	Total
Balance at Mar. 31, 2022		$ 1,414	$ 586	$ 2,169,306	$ 609,841	$ 7,279,793	$ 505,199	$ 10,566,139	$ 5,562,467	$ 16,128,606
Balance (in Shares) at Mar. 31, 2022		884,000	366,000
Issuance of Class A Ordinary Share		$ 29		548,338				548,367		548,367
Issuance of Class A Ordinary Share (in Shares)		17,813
Net (loss) income) for the period						477,689		477,689	792,237	1,269,926
Appropriation to statutory reserve					23,322	(23,322)
Foreign currency translation gain (loss)							(790,166)	(790,166)	(429,976)	(1,220,142)
Balance at Mar. 31, 2023		$ 1,443	$ 586	2,717,644	633,163	7,734,160	(284,967)	10,802,029	5,924,728	16,726,757
Balance (in Shares) at Mar. 31, 2023		901,813	366,000
Issuance of Class A Ordinary Share		$ 20		458,321				458,341		458,341
Issuance of Class A Ordinary Share (in Shares)		12,500
Refund of capital contribution - capital reduction									(98,220)	(98,220)
Net (loss) income) for the period						8,652		8,652	836,679	845,331
Appropriation to statutory reserve					12,375	(12,375)
Foreign currency translation gain (loss)							(526,589)	(526,589)	(297,754)	(824,343)
Balance at Mar. 31, 2024		$ 1,463	$ 586	3,175,965	645,538	7,730,437	(811,556)	10,742,433	6,365,433	17,107,866
Balance (in Shares) at Mar. 31, 2024		914,313	366,000
Issuance of Class A Ordinary Share		$ 125		3,823,678				3,823,803		3,823,803
Issuance of Class A Ordinary Share (in Shares)		78,125
Refund of capital contribution - capital reduction									(179,185)	(179,185)
Issuance of Class A Ordinary Share for services				2,078,200				2,078,200		2,078,200
Net (loss) income) for the period						(3,159,118)		(3,159,118)	155,986	(3,003,132)
Appropriation to statutory reserve					1,928	(1,928)
Foreign currency translation gain (loss)							305,987	305,987	215,115	521,102
Balance at Sep. 30, 2024		$ 1,588	$ 586	9,077,843	647,466	4,569,391	(505,569)	13,791,305	6,557,349	20,348,654
Balance (in Shares) at Sep. 30, 2024		992,438	366,000
Balance at Mar. 31, 2024		$ 1,463	$ 586	3,175,965	645,538	7,730,437	(811,556)	10,742,433	6,365,433	17,107,866
Balance (in Shares) at Mar. 31, 2024		914,313	366,000
Issuance of Class A Ordinary Share		$ 125		3,823,679				3,823,804		3,823,804
Issuance of Class A Ordinary Share (in Shares)		78,125
Share issued for convertible note		$ 43		439,532				439,575		439,575
Share issued for convertible note (in Shares)		27,047
Refund of capital contribution - capital reduction									(179,185)	(179,185)
Capital contribution									5,304	5,304
Issuance of Class A Ordinary Share for management and employees		$ 153		2,672,297				2,672,450		2,672,450
Issuance of Class A Ordinary Share for management and employees (in Shares)		95,687
Issuance of Class A Ordinary Share for services				3,643,333				3,643,333		3,643,333
Net (loss) income) for the period						(10,798,318)		(10,798,318)	(102,288)	(10,900,606)
Appropriation to statutory reserve					1,256	(1,256)
Foreign currency translation gain (loss)							(53,179)	(53,179)	(2,245)	(55,424)
Balance at Mar. 31, 2025	[1]	$ 1,784	$ 586	13,754,806	646,794	(3,069,137)	(864,735)	10,470,098	6,087,019	16,557,117
Balance (in Shares) at Mar. 31, 2025	[1]	1,115,172	366,000
Capital contribution									12,325	12,325
Issuance of Class A Ordinary Share for convertible note		$ 233		2,046,920				2,047,153		2,047,153
Issuance of Class A Ordinary Share for convertible note (in Shares)		145,400
Issuance of Class A Ordinary Share for management and employees		$ 47		1,001,115				1,001,162		1,001,162
Issuance of Class A Ordinary Share for management and employees (in Shares)		29,313
Issuance of Class A Ordinary Share for services		$ 320		4,259,680				4,260,000		4,260,000
Issuance of Class A Ordinary Share for services (in Shares)		200,000
Net (loss) income) for the period						(7,301,142)		(7,301,142)	(283,326)	(7,584,468)
Appropriation to statutory reserve					456	(456)
Foreign currency translation gain (loss)							177,405	177,405	115,014	292,419
Balance at Sep. 30, 2025		$ 2,384	$ 586	$ 21,062,521	$ 647,250	$ (10,370,735)	$ (687,330)	$ 10,654,676	$ 5,931,032	$ 16,585,708
Balance (in Shares) at Sep. 30, 2025		1,489,885	366,000

[1]	Retrospectively adjusted to reflect the authorized share capital increase effective on January 8, 2026, 16-for-1 share consolidation effective on April 20, 2026, authorized share capital increase effective on May 6, 2026 (see Note 20)